Schedule H, Part IV, Line 4(a) – Schedule of Delinquent Participant Contributions - Plan Name and Number (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Employer ID No	23-1274455
Plan No	001